Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

Note 5 – Discontinued operations

In September 2023, the Board resolved on the plan to streamline its medical services practice, which was carried out through the entities of KRHSG, EUDA PL, ZKTV PL, SEMA, ED PL, KR Hill PL, ZKT PL, KR Digital, and Zukihealth, as the Company is in the process of transitioning its business to other medical service fields. The streamlining of the Company’s medical services practice was accounted for as a discontinued operation because it represented a strategic shift that had a major effect on the Company’s operations and financial results in accordance with ASC 205-20-45.

On January 1, 2024, the Company lost control of SEMA, Euda PL, and its subsidiary ZKTV PL, while they were undergoing liquidation. Accordingly, the Company deconsolidated SEMA, Euda PL and ZKTV PL from its consolidated financial statements effective as of that date.

On December 30, 2024, the Company sold 100% equity interest of KRHSG to Merlion Club Limited, an unrelated party, for a consideration of $1.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Reconciliation of the carrying amounts of major classes of assets and liabilities from discontinued operations in the consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023

ASSETS
CURRENT ASSETS
Cash	$-	$8,549
Accounts receivable, net	-	66,618
Other receivables	-	7,509
Due from related parties	-	1,228
Prepaid expenses and other current assets	-	18,935
TOTAL CURRENT ASSETS OF DISONTINUED OPERATIONS	-	102,839
TOTAL ASSETS OF DISCONTINUED OPERATIONS	$-	$102,839

LIABILITIES
CURRENT LIABILITIES
Short term loans - bank and private lender	$-	$192,717
Accounts payable	-	1,943,218
Other payables and accrued liabilities	-	251,902
Other payables - related parties	-	236,231
Taxes payable	-	-
TOTAL CURRENT LIABILITIES OF DISCONTINUED OPERATIONS	-	2,624,068
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	$-	$2,624,068

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the Years Ended December 31,
	2024	2023	2022

REVENUE	$-	$992,791	$6,076,415

COST OF REVENUE	-	800,185	3,592,217

GROSS PROFIT	-	192,606	2,484,198

OPERATING EXPENSES
Selling	13,209	217,122	967,299
General and administrative	285,982	1,562,114	1,338,202
Research and development	-	19,187	17,209
TOTAL OPERATING EXPENSES	299,191	1,798,423	2,322,710

(LOSS) INCOME FROM OPERATIONS	(299,191)	(1,605,817)	161,488

OTHER INCOME (EXPENSE), NET	2,545,640	5,532	(64,618)

INCOME (LOSS) BEFORE INCOME TAXES	2,246,449	(1,600,285)	96,870

PROVISION FOR INCOME TAXES	109	1,038	38,211

NET INCOME (LOSS) ATTRIBUTABLE TO EUDA	$2,246,340	$(1,601,323)	$58,659

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Reconciliation of the amount of cash flows from discontinued operations in the consolidated statements of cash flows for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the Years Ended December 31,
	2024	2023	2022

Net cash (used in) provided by operating activities from discontinued operations	$(9,155)	$295,967	$(1,439,028)

Net cash used in investing activities from discontinued operations	$(3,148)	$-	$(21,542)

Net cash provided by (used in) financing activities from discontinued operations	$256,088	$(371,888)	$1,480,803